Summary of Significant Accounting Policies - (Property and Equipment) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Minimum | Equipment, tooling and molds
Schedule Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Minimum | Computer equipment and software
Schedule Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Minimum | Furniture, fixtures and other
Schedule Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Maximum | Equipment, tooling and molds
Schedule Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Maximum | Computer equipment and software
Schedule Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Maximum | Furniture, fixtures and other
Schedule Of Accounting Policies [Line Items]
Property, plant and equipment, useful life	7 years	7 years